About the Company (Details Narrative) (10-K) - USD ($)									12 Months Ended
	Oct. 02, 2017	Aug. 29, 2017	May 01, 2017	Apr. 03, 2017	Mar. 02, 2017	Oct. 07, 2016	Sep. 15, 2016	Nov. 09, 2014	Dec. 31, 2017	Aug. 31, 2017	Feb. 28, 2018	May 24, 2017	Nov. 21, 2016	Sep. 26, 2016	Aug. 31, 2016	Jan. 20, 2016
Common stock conversion shares value							$ 200,000
Common stock, par value																$ 0.001
Restricted Stock [Member]
Stock issued during period, shares, issued for services	82,000
Minimum [Member]
Common stock, shares authorized													75,000,000
Minimum [Member] | Board of Directors [Member]
Common stock, shares authorized												200,000,000
Maximum [Member]
Common stock, shares authorized													200,000,000
Maximum [Member] | Board of Directors [Member]
Common stock, shares authorized												2,000,000,000
Class A Common Stock [Member]
Unregistered restricted shares issued							30,000,000
Common stock, par value										$ 0.001	$ 0.001			$ 0.001	$ 0.001
Number of shares issued			1,480,000			30,000,000
Common stock, shares authorized										1,000,000,000	1,000,000,000	1,000,000,000	130,000,000		1,000,000,000
Class A Common Stock [Member] | Independent Consultant [Member] | Restricted Stock [Member]
Stock issued during period, shares, issued for services			500,000
Class B Common Stock [Member]
Unregistered restricted shares issued							6,000,000
Common stock voting rights							which carries a voting weight equal to ten (10) Common Shares
Common stock, par value										$ 0.001	$ 0.001			0.001	$ 0.001
Number of shares issued						6,000,000
Common stock, shares authorized										500,000,000	500,000,000	500,000,000	6,000,000		500,000,000
Class C Common Stock [Member]
Unregistered restricted shares issued							40,000,000
Common stock, par value										$ 0.001	$ 0.001			$ 0.001	$ 0.001
Number of shares issued		25,000,000			40,000,000				8,400,000
Common stock, shares authorized										500,000,000	500,000,000	500,000,000	64,000,000		500,000,000
Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued					40,000,000					100,000
Class C Common Stock [Member] | 45 Contractor Employees and Nonemployees [Member]
Number of shares issued				8,400,000
Irrevocable Asset and Liability Exchange Agreement [Member]
Pro-rata stock dividend ratio								Parent on a one-for-one (1:1)